INCOME TAX - Schedule of Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
$ Amount
Federal income tax provision at statutory rate			$ (5,560)
State income tax provision, net of federal benefit			3
Permanent differences			407
Change in valuation allowances			(4,305)
Change in unrecognized tax benefits			(120)
R&D tax credit			(1,874)
Federal NOL carryforward deferred tax asset write-off			8,441
R&D tax credit carryforward deferred tax write-off			2,106
Share-based compensation deferred tax asset write-off			906
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 4	$ 4
%
Federal income tax provision at statutory rate			21.00%	21.00%
State income tax provision, net of federal benefit			(0.01%)	(0.01%)
Permanent differences			(1.54%)	(0.06%)
Change in valuation allowances			17.42%	(20.94%)
Change in unrecognized tax benefits			0.45%
R&D tax credit			7.08%
Federal NOL carryforward deferred tax asset write-off			(0.3188)
R&D tax credit carryforward deferred tax write-off			(0.0796)
Share-based compensation deferred tax asset write-off			(0.0458)
Effective income tax rate			(0.02%)	(0.01%)